Vessels	12 Months Ended
Dec. 31, 2011
Vessels
Vessels

5.Vessels

Acquisitions

In 2011 there were two scheduled deliveries of the newly constructed suezmaxes Spyros K and Dimitris P at a total cost of $148,526 of which $66,643 was paid within 2011. In 2010 there were two scheduled deliveries of newly constructed vessels at a total cost of $128,539 of which $94,184 was paid in 2010. Also in 2010 the Company acquired four panamax tankers built in 2009 for a total cost of $218,013 (Note 2(d)).

Sales

In 2011, the Company sold the aframax tanker Opal Queen, classified as held for sale at December 31, 2010 for net proceeds of $32,753 realizing a gain of $5,802 and the aframax tanker Vergina II for net proceeds of $9,702 realizing a loss of $801. The net capital gain of $5,001 is separately reflected in the accompanying Consolidated Statements of Income. In 2010, the Company sold all five vessels classified as held for sale at December 31, 2009, the suezmax Decathlon, the aframax tankers Marathon and Parthenon and the panamax tankers Hesnes and Victory III for net proceeds $140,548 in total realizing a net capital gain of $19,670. In 2009, the Company sold the suezmax Pentathlon for net proceeds of $50,463 realizing a capital gain of $5,122.

Charter hire expense

There was no charter hire expense in 2011 and 2009. In 2010, the suezmax Nordic Passat was chartered by the Company from March 2 to June 13, 2010. The total amount of hire charged during this period was $1,755. Another vessel was chartered from January 30, 2010 to February 9, 2010 at a total hire of $150.

Held for sale and impairment

In the latter part of 2011, events occurred and circumstances changed, which in the ensuing period indicated that the carrying amounts of the VLCC tankers La Madrina and La Prudencia, built in 1994 and 1993 respectively were not fully recoverable. More specifically, market conditions led to a significant drop in VLCC tanker hire rates and the preference for younger vessels. The Company determined that these vessels met the criteria to be classified as held for sale. Therefore, the Company remeasured the vessels at fair value less costs to sell and recognized a total impairment charge of $39,434. Consequently, the total carrying values at December 31, 2011 of $30,987 for La Madrina and $49,875 for La Prudencia were written down to $20,714 each, which is a level 3 measurement of fair market value of the vessel as determined by management taking into consideration valuations from independent marine valuers and making use of current available market data relating to the vessel and similar vessels (Note 15(c)). During 2010, the carrying value of the aframax tanker Vergina II was written down resulting in an impairment charge of $3,077. During 2009, the carrying value of three vessels the panamax tankers Hesnes and Victory III and the aframax tanker Vergina II were written down resulting in a total impairment charge of $19,066.